Impairment (Tables)	6 Months Ended
Jun. 30, 2026
Impairment
Schedule of statement of income

Statement of income	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Impairment (losses) reversals	191	(240)	(226)	(190)
Exploratory assets	−	(208)	−	−
Impairment of equity-accounted investments	59	3	67	3
Net effect within the statement of income	250	(445)	(159)	(187)
Losses	(236)	(454)	(228)	(190)
Reversals	486	9	69	3

Statement of financial position	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Property, plant and equipment	191	(226)	(226)	(133)
Intangible assets	−	(165)	−	−
Assets classified as held for sale	−	(57)	−	(57)
Investments	59	3	67	3
Net effect within the statement of financial position	250	(445)	(159)	(187)